Inventories	12 Months Ended
Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
Inventories
19. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

	At December 31,
(€ thousands)	2023	2022
Raw materials, ancillary materials and consumables	90,460	61,822
Work-in-progress and semi-finished products	46,735	63,019
Finished goods	385,394	286,010
Total inventories	522,589	410,851

The amount of provisions for slow moving and obsolete inventories recognized for the years ended December 31, 2023, 2022 and 2021 was €59,558 thousand, €28,561 thousand and €29,600 thousand, respectively.
The following table provides the changes in the total provision for slow moving and obsolete inventories for the years ended December 31, 2023 and 2022.

	2023	2022
At January 1,	(147,819)	(136,822)
Provisions	(59,558)	(28,561)
Utilizations and releases	27,708	22,707
Exchange differences and other changes	4,447	(5,143)
At December 31,	(175,222)	(147,819)